Summary of Significant Accounting Policies - Revenue Recognition (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Revenue Recognition
Revenues	$ 822,410	$ 38,146	$ 141,523	$ 258,381
Neonorm
Revenue Recognition
Revenues	44,544	38,146
Botanical Extract
Revenue Recognition
Revenues	$ 30,000	$ 0